Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent events
6.	Subsequent events

On April 30, 2012, the Company entered into an Investment Agreement (the “Fairhills Investment Agreement”) with Fairhills Capital Offshore Ltd., a Cayman Islands exempted company (the “Investor”), pursuant to which the Investor has agreed to purchase the shares of Common Stock for an aggregate purchase price of up to $24,000,000. The Fairhills Investment Agreement is attached as Exhibit 10.13 to this Quarterly Report.

The Investment Agreement provides that the Company may, from time to time during the Open Period (defined below), in its sole discretion, deliver a Put Notice to the Investor which states the dollar amount that the Company intends to sell to the Investor on a date specified in the Put Notice (the “Put”). The Company will be entitled to Put to the Investor (the “Put Amount”) the number of shares of Common Stock equal to two hundred percent (200%) of the average daily volume of the Common Stock for the ten consecutive trading days immediately prior to date of the applicable Put Notice. The purchase price per share to be paid by the Investor for each Put Amount will be calculated at a twenty-four and a half percent (24.5%) discount to the lowest volume weighted average price of the Common Stock reported by Bloomberg, L.P. during the ten (10) consecutive trading days immediately prior to the Investor’s receipt of the Put Notice. The Open Period begins on the trading day after a registration statement is declared effective as to the Common Stock to be subject to the Put, and ends thirty-six (36) months after such date, unless earlier terminated in accordance with the Investment Agreement. The Company has reserved 30,000,000 shares of its Common Stock for issuance to the Investor under the Investment Agreement.

The Company will use the proceeds from the sale of the Common Stock under the Fairhills Investment Agreement for general corporate and working capital purposes and acquisitions or assets, businesses or operations or for other purposes that the Board of Directors, in its good faith deem to be in the best interest of the Company.

In connection with the Fairhills Investment Agreement, the Company and the Investor entered into a Registration Rights Agreement. Under the Registration Rights Agreement, the Company will use its commercially reasonable efforts to file, within twenty-one (21) days of the date of the Agreement, a Registration Statement on Form S-1 covering the resale of the Common Stock subject to the Investment Agreement. The Company intends to initially register 30,000,000 shares of Common Stock for resale. The Company has agreed to use all commercially reasonable efforts to have the Registration Statement declared effective by the SEC within one hundred and twenty (120) calendar days after the date of the Registration Rights Agreement.

10.	Subsequent Events

On January 13, 2012, the Company agreed to redeem certain shares of Common Stock held by two of its principal shareholders. The Company agreed to redeem 7,500,000 shares of Common Stock owned by Dan M. Ferris, for total consideration of $1.00. In addition, the Company agreed to redeem 22,500,000 shares of Common Stock held by John G. Rhoden, for total consideration of $1.00. The redeemed shares of Common Stock are to be retired and restored to the status of authorized and unissued shares, and not held in treasury

On February 13, 2012, the Company sold 625,000 shares of its $0.001 par value common stock to North American for gross proceeds of $300,000 pursuant to a Put Notice delivered under the Investment Agreement.  The proceeds will be used to fund the Work Plan related to the La Candelaria project, expenses related to the Tailings Project (described below), and other operating expenses incurred by the Company.

Tailings Project

On January 26, 2012, the Company, acting through a newly-formed subsidiary, entered into a Joint Venture Agreement (the “JV Agreement”) with Miguel Angel Jaramillo Tapia (“Jaramillo”), a resident of Mexico. Under the JV Agreement, Amiko Kay, S. de R.L. de C.V., a company organized under the laws of Mexico (the “Subsidiary” or “Amiko Kay”), and Jaramillo formed a joint venture to process 1,200,000 tons of mine tailings located in the city of Hidalgo Del Parral in the state of Chihuahua, Mexico (the “Tailings”), and, after processing, to use, market and sell any minerals extracted from the Tailings. The Company owns 99% of the issued and outstanding membership interests of Amiko Kay.

The Tailings consist of approximately 1.2 million tons of mine tailings from previous mining activity in the Chihuahua area over the last 100 years or more. Mine tailings represent the refuse remaining after ore has been processed. The joint venture between the Subsidiary and Jaramillo (the “Joint Venture”) has been formed to re-process the mine tailings heap to extract minerals that were not extracted during the initial processing, and to market and sell any minerals extracted from the Tailings.

As consideration for Jaramillo’s contribution of the right to process the Tailings to the Joint Venture, the Company paid Jaramillo $25,000 when it signed a letter of intent for a proposed acquisition of an interest in the Tailings on December 5, 2011, and another $75,000 when it signed the JV Agreement. The Company agreed to pay Jaramillo an additional $200,000 no later than January 26, 2013.

In addition, the Company or the Subsidiary will fund an amount up to $1,000,000 (the “Work Commitment”) for the benefit of the Joint Venture over its first two years, as follows:

    (a)    $250,000 within the first year of the Joint Venture for the purchase of used heavy equipment, miscellaneous equipment and materials for processing the Tailings, and taxes, permits, and general operating expenses.

    (b)    $750,000 within the second year of the Joint Venture for the construction of a heap leach system and floatation plant on the Property.

The Company may make an additional $250,000 available to the Joint Venture, if additional processing equipment is justified and required to maximize the liberation of precious metals in the Tailings material.

As further consideration, the Company is obligated to issue 600,000 shares of the common stock, $0.001 par value, of the Company (“Common Stock”), to Jaramillo as follows:

    (a)    100,000 shares of Common Stock, which have been issued to Jaramillo.

    (b)    200,000 shares of Common Stock within 6 months of signing the JV Agreement.

    (c)    300,000 shares of Common Stock within 12 months of signing the JV Agreement.

The shares of Common Stock will be restricted shares and carry current and appropriate legends to that effect. Jaramillo executed a Share Issuance Agreement concurrently with the execution of the JV Agreement, with respect to the shares of Common Stock to be issued under the JV Agreement.

The Joint Venture will initially process 100-200 tons of the Tailings per day at a processing plant in Parral, a short distance from the Property. The Company plans for the amount processed to be increased up to 600-800 tons per day during the first year, depending on the Joint Venture’s ability to employ more equipment and workers at the Property and to complete construction of the heap leach system and flotation plant on the Property.

Jaramillo will manage the day-to-day affairs associated with processing the Tailings, selling the minerals extracted from the Tailings (“Extracted Minerals”), and other activities of the Joint Venture. Jaramillo will pay all expenses associated with the processing of the Tailings, the sale of any Extracted Minerals from the Tailings, and other obligations of the Joint Venture from the funds received under the Work Commitment and, eventually, from revenues from operations. All net revenues from the sale of any Extracted Minerals or other sources, after deducting expenses, will be distributed and paid monthly, with 65% of the net revenues paid to the Subsidiary and 35% of the net revenues paid to Jaramillo. It is anticipated that the portion to be paid to the Subsidiary will be paid directly to the Company. Jaramillo will provide a monthly accounting of all revenues and expenses associated with the operations of the Joint Venture.

Title to the Property and the Tailings will remain in Jaramillo’s name. Jaramillo will be responsible for obtaining all permits, approvals and authorizations associated with the processing of the Tailings. He is also responsible for causing the Joint Venture to comply with all applicable laws, rules and regulations, and to maintain insurance on the Property. The Subsidiary will have access to the Property and the Tailings at all times during the term of the JV Agreement.

The Subsidiary and Jaramillo will mutually develop plans and programs to process the Tailings. Jaramillo will prepare a detailed budget setting forth the expenses to be paid under the Work Commitment, which will be approved by the Subsidiary. Finally, Jaramillo will provide quarterly financial reports to the Subsidiary.

If either party defaults under the JV Agreement, the defaulting party’s rights to participate in the Joint Venture will be immediately suspended, and the defaulting party will have no right to share in the revenues of the Joint Venture until the breach is cured. If the defaulting party is Jaramillo, then the Subsidiary may perform the duties of Jaramillo under the Agreement. The nondefaulting party may also sue for damages incurred as a result of the event of default.

The JV Agreement will terminate upon completion of processing the Tailings, as determined by the Subsidiary in its sole discretion. If Jaramillo materially breaches the JV Agreement, the Subsidiary may terminate the JV Agreement upon 30 days notice to Jaramillo. Jaramillo has no right to terminate the JV Agreement before the processing of the Tailings is complete.

Jaramillo provides independent consulting services to the Company on the La Candelaria project. He acts as Vice President of Exploration on the La Candelaria project (although he is not an executive officer, or an employee, of the Company, Metales or the Subsidiary).

On March 21, 2012, the Company completed a private placement of 625,000 shares of Common Stock to North American. The Company sold the shares of Common Stock at a price of $0.40 per share, resulting in total proceeds of approximately $250,000 to the Company. The sale of the shares to North American represents the fifth sale of Common Stock under the Investment Agreement.

A portion of the proceeds will be used to fund the exploration and development of the Concessions, according to a work plan established for the project, and to make the annual payments for the property and concession taxes associated with the La Candelaria project. The Company will also use the proceeds to fund a portion of the consideration in connection with the JV Agreement, such as shipping, trucking and on-site wash plant construction, and to commence payments under the work plan established for the Tailings project. Finally, a portion of the proceeds will be used for general corporate expenses associated with the Company’s exploration and development activities.

The issuance of the shares of Common Stock to North American was not registered under the Securities Act of 1933. Instead, the sale was completed in reliance upon an exemption from registration pursuant to Regulation S promulgated under the Securities Act of 1933. North American has represented to the Company that it is not a “U.S. person” as defined in Regulation S, and that it is acquiring the securities issued by the Company for investment purposes only and not with a view towards distribution. The shares of Common Stock issued to North American will be “restricted securities” and any subsequent resale or transfer of those shares will have to be made pursuant to an exemption from or registration under the Securities Act of 1933, as amended.